Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Preferred Stock—3.1%
Health Care—3.1%
Grifols SA (Preference Shares), Class B, 1.710% (Spain)	5,672	$132
Total Preferred Stock (Identified Cost $92)		132

Common Stocks—96.6%
Communication Services—1.6%
Cellnex Telecom SA 144A (Spain)(1)	1,526	66
Consumer Discretionary—14.1%
adidas AG (Germany)	245	80
Booking Holdings, Inc. (Netherlands)(2)	74	152
Brunello Cucinelli S.p.A (Italy)	256	9
EssilorLuxottica SA (France)	636	97
Flutter Entertainment plc (Ireland)	751	91
Hermes International (France)	12	9
Industria de Diseno Textil SA (Spain)	1,321	47
La Francaise des Jeux SAEM 144A (France)(1)(2)	308	8
LVMH Moet Hennessy Louis Vuitton SE (France)	126	58
Prosus NV (Netherlands)(2)	612	46
		597

Consumer Staples—21.1%
Anheuser-Busch InBev NV (Belgium)	1,338	109
Diageo plc (United Kingdom)	1,588	67
Heineken NV (Netherlands)	809	86
L’Oreal SA (France)	142	42
Nestle S.A. Registered Shares (Switzerland)	2,026	219
Pernod Ricard SA (France)	211	38
Philip Morris International, Inc. (United States)	1,173	100
Reckitt Benckiser Group plc (United Kingdom)	414	34
Unilever NV (Netherlands)	3,428	197
		892

Financials—9.8%
ABN AMRO Bank NV CVA 144A (Netherlands)(1)	1,615	29
AIB Group plc (Ireland)	7,776	27
Bankinter SA (Spain)	4,432	33
Groupe Bruxelles Lambert SA (Belgium)	437	46
KBC Group NV (Belgium)	538	40
London Stock Exchange Group plc (United Kingdom)	1,429	147
Pargesa Holding SA (Switzerland)	389	32
Svenska Handelsbanken AB Class A (Sweden)	2,298	25
UBS Group AG Registered Shares (Switzerland)	2,755	35
		414

Health Care—9.3%
Alcon, Inc. (Switzerland)(2)	1,538	87
Coloplast A/S Class B (Denmark)	339	42
Eurofins Scientific SE (Luxembourg)(3)	127	71
Lonza Group AG (Switzerland)	129	47
Medtronic plc (United States)	1,305	148
		395

	Shares	Value

Industrials—26.1%
Aena SME SA 144A (Spain)(1)	339	$65
Ashtead Group plc (United Kingdom)	2,246	72
Bunzl plc (United Kingdom)	3,280	90
DCC plc (Ireland)	995	86
IMCD NV (Netherlands)	395	34
Kingspan Group plc (Ireland)	789	48
RELX plc (United Kingdom)	4,631	117
Rentokil Initial plc (United Kingdom)	14,992	90
Safran SA (France)	852	131
Teleperformance (France)	529	129
Vinci SA (France)	1,207	134
Wolters Kluwer NV (Netherlands)	1,487	108
		1,104

Information Technology—10.0%
Accenture plc Class A (United States)	812	171
Amadeus IT Group SA (Spain)	1,063	87
SAP SE (Germany)	1,232	166
		424

Materials—4.6%
Air Liquide SA (France)	733	104
Sika AG Registered Shares (Switzerland)	483	91
		195

Total Common Stocks (Identified Cost $2,536)		4,087

Total Long-Term Investments—99.7% (Identified Cost $2,628)		4,219

Securities Lending Collateral—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(4)(5)	73,424	73
Total Securities Lending Collateral (Identified Cost $73)		73

TOTAL INVESTMENTS—101.4% (Identified Cost $2,701)		$4,292
Other assets and liabilities, net—(1.4)%		(61)
NET ASSETS—100.0%		$4,231

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to a value of $168 or 4.0% of net assets.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Country Weightings†
France	17%
Netherlands	15
United Kingdom	14
Switzerland	12
United States	11
Spain	10
Ireland	6
Other	15
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$4,087	$4,087
Preferred Stock	132	132
Securities Lending Collateral	73	73
Total Investments	$4,292	$4,292
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3